Other non-current assets (Tables)	12 Months Ended
Dec. 31, 2022
Other Non-current Assets
Schedule of other non-current assets

Other non-current assets consist of the long-term portion of the VAT receivable and R&D tax credit, as follows:

	At	At
	December 31,	December 31,
	2022	2021
	(in Euros)
Value Added Tax (VAT)	€912,424	€641,215
Research and development tax credit	650,000	600,000
Other non-current assets	39,079	-
Total other non-current assets	€1,601,503	€1,241,215